Schedule of loan (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Balance as at January 1	€ 46,190
Proceeds of issue		52,935
Transaction costs		(4,162)
Accrued interest	6,167	4,538
Payment of interest	(6,459)	(2,698)
Exchange rate difference	3,774	(4,423)
Balance as at December 31	49,671	46,190
Less: non-current portion	(44,360)	(41,261)
Current portion	€ 5,311	€ 4,929